Organization and Basis of Presentation (Details Narrative) (10 K) - USD ($) $ in Thousands						3 Months Ended			12 Months Ended
	Jun. 13, 2018	Mar. 23, 2018	Mar. 19, 2018	Mar. 16, 2018	May 18, 2017	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Feb. 27, 2019	Sep. 30, 2018	May 16, 2018
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, shares authorized						2,500,000,000			2,500,000,000	2,500,000,000	125,000,000
Common stock reverse split		The Company's stockholders approved a 1-for-2 reverse split of the Company's common stock, to be effected only if needed for the Company's application to uplist its common stock to a national exchange.
Universal shelf registration statement amount	$ 150,000
Securities sold during the period, value					$ 118	$ 2,154
Description on Cryptocurrency mining						The Company mined 8 Bitcoin for total revenue of $28. These coins were earned from the operation of approximately 500 Company owned machines located in a leased facility in Quincy, Washington.		The Company took delivery of an additional 2,000 Bitcoin mining machines in Sweden and moved 4,300 machines (including 2,100 investor-owned machines) from Washington to Sweden.	During the year ended December 31, 2018, the Company mined 245 Bitcoin for total revenue of $2,010. In addition, the miners the Company operate pursuant to the management agreements mined 184 Bitcoin during the same period.
Customer deposits												$ 947	$ 368
Restructuring expense							$ 2,499		$ 2,499
Revenue on mining						$ 28			2,010
Sale of asset in consideration			$ 60	$ 60				$ 60	$ 60
Percentage of average trading volume of common stock			20.00%
Promissory Note [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Sale of asset in consideration			$ 1,000	$ 1,000
Percentage of average trading volume of common stock				20.00%
Quincy [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Description on Cryptocurrency mining									As of December 31, 2018, MGT owned and operated approximately 500 miners located in a leased facility in Quincy, Washington. Prior to the mining assets' relocation to the United States, the Company conducted a physical observation concluding that there are approximately 5,750 operating machines in Sweden. In connection with the relocation to the U.S., approximately 3,000 were shipped to Colorado and 2,750 were shipped to Ohio. Of the 5,750 machines shipped, 3,800 of these machines are owned by the Company, while the remaining machines are investor owned.
Service Providers [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restructuring expense							1,350
Vendors [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Restructuring expense							$ 1,149
Hosting Agreement [Member] | Beacon Leasing LLC [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Fixed price of electricity capacity per month										810
Paid to electricity charges first and last month of services										$ 1,620
February 27, 2019 [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, shares authorized									2,500,000,000
April 15, 2019 [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Securities sold during the period, value						$ 6,036			$ 6,036,000
Minimum [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, shares authorized		75,000,000
Maximum [Member]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Common stock, shares authorized		125,000,000